Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Reserved Common Stock for Future Issuances
At December 31, 2018 and March 31, 2019, the Company had reserved common stock for future issuances as follows:

	December 31,	March 31,
	2018	2019
Conversion of Series A convertible preferred stock	1,629,629	1,629,629
Conversion of Series A-1 convertible preferred stock	1,111,111	1,111,111
Conversion of Series B convertible preferred stock	6,264,470	6,264,470
Conversion of Series C convertible preferred stock and warrants	15,064,405	15,064,405
Exercise of options under stock plan	4,364,377	4,138,635
Issuance of options under stock plan	57,889	32,326
Warrants to purchase common stock	7,527	7,527
	28,499,408	28,248,103

At December 31, 2017 and 2018, the Company had reserved common stock for future issuances as follows:

	December 31,
	2017	2018
Conversion of Series A convertible preferred stock	1,629,629	1,629,629
Conversion of Series A-1 convertible preferred stock	1,111,111	1,111,111
Conversion of Series B convertible preferred stock	6,264,470	6,264,470
Conversion of Series C convertible preferred stock and warrants	15,064,405	15,064,405
Exercise of options under stock plan	4,308,890	4,364,377
Issuance of options under stock plan	328,290	57,889
Warrants to purchase common stock	—	7,527
	28,706,795	28,499,408